Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other financial assets
Derivative financial instruments designated as hedges	$ 248	$ 207
Other financial assets	53	22
Hedge collateral (including interest)	0	509
Other financial assets	0	30
Financial instruments at fair value through other comprehensive income
Other financial assets	28	29
Total other financial assets	329	797
Current	209	677
Non-current	120	120
Other financial liabilities
Derivative financial instruments designated as hedges	74	721
Embedded Derivative Liabilities	35
Total other financial liabilities	109	721
Current	67	654
Non-current	$ 42	$ 67